SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Platform Operator, Crypto Asset [Line Items]
Trading securities	$ 18,680,071	$ 17,850,648
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities	3,098,972	1,082,163
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Trading securities	$ 15,581,099	$ 16,768,485